FIXED ASSETS	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Fixed Assets
FIXED ASSETS

NOTE 4 – FIXED ASSETS

Fixed assets consist of the following on March 31, 2023, and December 31, 2022:

	2023	2022
Leasehold Improvements	195,241	224,132
Machinery and Equipment	285,551	278,551
Vehicles	110,742	110,274
Total Fixed Assets	591,534	612,957
Accumulated Depreciation	(322,485)	(314,151)
Fixed Assets, Net	$269,049	$298,806

NOTE 4 – FIXED ASSETS

Fixed assets consist of the following on December 31, 2022, and 2021:

	2021	2020
Leasehold Improvements	224,132	-
Machinery and Equipment	278,551	246,974
Vehicles	110,274	131,775
Total Fixed Assets	612,957	378,749
Accumulated Depreciation	(314,151)	(245,947)
Fixed Assets, Net	$298,806	$132,802